STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - 2.7%
General Motors	232,969	[a]	13,481,916
Banks - 3.0%
Truist Financial	248,935		14,764,335
Capital Goods - 8.2%
Deere & Co.	44,647		15,427,324
Eaton	83,141		13,473,830
Honeywell International	59,710		12,075,750
			40,976,904
Consumer Durables & Apparel - 2.3%
NIKE, Cl. B	68,142		11,532,352
Consumer Services - 1.8%
Royal Caribbean Cruises	127,509	[a]	8,902,678
Diversified Financials - 2.9%
CME Group	64,531		14,230,376
Energy - 3.6%
Chevron	161,529		18,231,778
Food & Staples Retailing - 3.4%
Costco Wholesale	31,789		17,146,351
Food, Beverage & Tobacco - 2.1%
The Coca-Cola Company	201,902		10,589,760
Health Care Equipment & Services - 5.7%
Boston Scientific	309,922	[a]	11,798,731
UnitedHealth Group	38,031		16,894,131
			28,692,862
Insurance - 4.1%
American International Group	389,339		20,479,231
Materials - 2.7%
Air Products & Chemicals	47,040		13,521,178
Media & Entertainment - 10.7%
Alphabet, Cl. A	10,807	[a]	30,669,726
Comcast, Cl. A	184,774		9,235,005
Meta Platforms, Cl. A	42,322	[a]	13,731,796
			53,636,527
Pharmaceuticals Biotechnology & Life Sciences - 5.9%
AbbVie	133,619		15,403,598
Danaher	44,307		14,250,904
			29,654,502
Real Estate - 2.3%
American Tower	43,916	[b]	11,527,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Retailing - 4.8%
Amazon.com		6,856	[a]	24,044,472
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices		167,613	[a]	26,544,871
Lam Research		20,524		13,953,241
NVIDIA		92,140		30,107,666
				70,605,778
Software & Services - 15.6%
Adobe		30,653	[a]	20,532,913
Microsoft		110,025		36,373,165
PayPal Holdings		62,683	[a]	11,589,460
Square, Cl. A		45,524	[a]	9,484,015
				77,979,553
Technology Hardware & Equipment - 3.9%
Apple		118,354		19,563,916
Total Common Stocks (cost $286,246,639)				499,561,541
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $523,223)	0.06	523,223	[c]	523,223
Total Investments (cost $286,769,862)		99.9%		500,084,764
Cash and Receivables (Net)		.1%		259,352
Net Assets		100.0%		500,344,116

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	499,561,541	-	-	499,561,541
Investment Companies	523,223	-	-	523,223

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2021, accumulated net unrealized appreciation on investments was $213,314,902, consisting of $215,797,646 gross unrealized appreciation and $2,482,744 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.